Commitments and Contingencies, additional lease informaton (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 162.1	$ 183.9	$ 171.6
Rent revenue	$ 45.7	$ 41.7	$ 39.2